Business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of ranges of estimated useful lives of Property, plant and equipment

Years

Buildings	25 - 40
Land improvements	20
Machinery and equipment	5 - 20
Furniture and fixtures	5 - 10

Schedule of estimated useful lives for each major category of amortizable intangible assets

Years

Trade name	5 - 10
Technology and know-how	5 - 9
Customer related intangible	5 - 14